PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets
	As of December 31,
	2013	2014
	RMB	RMB
Value-added tax deductible	463,771,911	685,696,580
Deposit for customer duty, bidding and others	39,412,046	68,027,240
Rental deposit and prepayment	7,876,610	31,054,808
Prepayment for share repurchase	25,173,532	25,471,153
Prepaid professional service fee	5,646,098	18,824,241
Prepayment for income tax	5,992,644	17,439,451
Employee advances	10,357,581	15,602,935
Prepaid insurance premium	9,407,769	15,060,226
Deposits related to acquisition of subsidiaries	-	10,000,000
Deposits related to construction of solar projects	9,880,000	9,880,000
Others	14,335,784	19,599,010
Total	591,853,975	916,655,644